Other Borrowings - FHLB Advances (Details) - Federal Home Loan Bank, Advances, Fixed Rate - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed rate advance, 2023, amount	$ 25,000	$ 0
Fixed rate advance, 2023, rate	4.28%
Fixed rate advance, 2028 and thereafter, amount	$ 0	$ 30,000
Fixed rate advance, 2028 and thereafter, rate		0.74%
Total fixed rate advances, amount	$ 25,000	$ 30,000
Total fixed rate advances, rate	4.28%	0.74%